FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable - related party	$ 0	$ 55,251
Current portion of long-term debt	0	(13,750)
Long-term debt, net	(712,277)	(231,946)
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable - related party	0	55,251
Current portion of long-term debt	0	(13,750)
Long-term debt, net	(712,277)	(231,946)
Unamortized original issue discount and debt issuance costs	(7,700)	(1,800)
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable - related party	0	55,251
Current portion of long-term debt	0	(13,681)
Long-term debt, net	$ (725,700)	$ (232,581)